INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense from intangible assets	$ 1,337,336	$ 1,370,286
Impairment loss	363,510
Goodwill	$ 28,541,323	$ 28,541,323